Stock Based Compensation (Details) - Schedule of Activity Related to Restricted Common Stock - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Activity Related to Restricted Common Stock [Line Items]
Beginning balance, Number of shares	67,795	68,664
Beginning balance, Weighted average grant- date fair value per share	$ 1.72	$ 1.53
Ending balance, Number of shares	45,387	67,795	68,664
Ending balance, Weighted average grant- date fair value per share	$ 1.53	$ 1.72	$ 1.53
Granted, Number of shares		12,783	76,996
Granted, Weighted average grant- date fair value per share		$ 2.99	$ 1.53
Vested, Number of shares	(9,624)	(13,652)	(8,332)
Vested, Weighted average grant- date fair value per share	$ 1.53	$ 1.96	$ 1.53
Cancelled, Number of shares	(12,783)
Cancelled, Weighted average grant- date fair value per share	$ 2.99